Shipping and Handling Expenses - Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of income statement [line items]
Shipping and handling expenses	¥ 152,696	$ 21,285	¥ 150,973	¥ 150,661
Cost of sales [member]
Disclosure of income statement [line items]
Shipping and handling expenses	129,572	18,062	129,954	132,117
Selling, general and administrative expense [member]
Disclosure of income statement [line items]
Shipping and handling expenses	¥ 23,124	$ 3,223	¥ 21,019	¥ 18,544